Employee Benefit Plans (Transactions Under the Company's Stock Option Plans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Options Outstanding, beginning shares (in shares)	522,338	460,823
Options granted (in shares)	127,400	62,700
Options exercised (in shares)	(90,871)	(578)
Options forfeited (in shares)	(1,833)	0
Options expired (in shares)	(4,275)	(607)
Options Outstanding, ending shares (in shares)	552,759	522,338	460,823
Options Exercisable: Shares Exercisable (in shares)	366,695
Weighted average exercise price
Weighted Average exercise Price: Options Outstanding, beginning (in usd per share)	$ 6.45	$ 6.15
Weighted Average Exercise Price: Options granted (in usd per share)	11.11	8.69
Weighted Average Exercise Price: Options exercised (in usd per share)	7.97	6.65
Weighted Average Exercise Price: Options forfeited (in usd per share)	7.00	0.00
Weighted Average Exercise Price: Options expired (in usd per share)	7.64	10.23
Weighted Average exercise Price: Options Outstanding, ending (in usd per share)	7.26	$ 6.45	$ 6.15
Weighted Average Exercise Price: Options Exercisable (in usd per share)	$ 5.76
Weighted Average Remaining Contractual Life (in years): Options Outstanding	5 years 8 months 12 days	5 years 1 month 6 days	5 years 6 months
Weighted Average Remaining Contractual Life (in years): Options Exercisable	4 years 1 month 6 days
Aggregate Intrinsic Value: Options Outstanding	$ 4,663,432	$ 2,561,095	$ 1,259,154
Aggregate Intrinsic Value: Options Exercisable	$ 3,646,507